Earnings Per Share - Schedule of Reconciliation of Numerators and Denominators for Basic and Diluted Earnings Per Share Computations (Detail) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Numerator:
Net Income	$ 39.1	$ 22.3	$ 56.5	$ 15.5	$ 8.4
Denominator:
Weighted-average common shares outstanding	95,230,548	86,874,101	86,874,727	86,868,452	86,864,606
Dilutive effect of share-based awards	1,519,763	790,614	738,971	664,872	593,924
Weighted-average dilutive shares outstanding	96,750,311	87,664,715	87,613,698	87,533,324	87,458,530
Basic earnings per share	$ 0.41	$ 0.26	$ 0.65	$ 0.18	$ 0.10
Diluted earnings per share	$ 0.40	$ 0.25	$ 0.64	$ 0.18	$ 0.10